UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

     Kevin Oram     New York, New York     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $240,906 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    28196   663595 SH       Sole                   586357        0    77238
ACTUATE CORP                   COM              00508B102    13992  2716832 SH       Sole                  2398717        0   318115
APPLIED MATLS INC              COM              038222105    16166  1384087 SH       Sole                  1223891        0   160196
COMFORT SYS USA INC            COM              199908104    15875  1479480 SH       Sole                  1307561        0   171919
CULP INC                       COM              230215105    10728  1094642 SH       Sole                   958682        0   135960
EPICOR SOFTWARE CORP           COM              29426L108    16366  1881123 SH       Sole                  1662456        0   218667
JDA SOFTWARE GROUP INC         COM              46612K108    40430  1594247 SH       Sole                  1409430        0   184817
KNOLL INC                      COM NEW          498904200    13341   860180 SH       Sole                   759796        0   100384
LAM RESEARCH CORP              COM              512807108     7985   190800 SH       Sole                   168795        0    22005
MONARCH CASINO & RESORT INC    COM              609027107     8250   735315 SH       Sole                   648855        0    86460
MTS SYS CORP                   COM              553777103     9716   313413 SH       Sole                   276849        0    36564
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403    21300  1076047 SH       Sole                   950824        0   125223
THOR INDS INC                  COM              885160101    20491   613513 SH       Sole                   542403        0    71110
TYLER TECHNOLOGIES INC         COM              902252105    18070   896325 SH       Sole                   792018        0   104307